Financial assets, liabilities and financial result (excluding Orange Bank) - TDIRA - Tabular disclosure (Details) - Perpetual bonds redeemable for shares [member] € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€) instrument	Dec. 31, 2017 EUR (€) instrument	Dec. 31, 2016 EUR (€) instrument
Disclosure of detailed information about borrowings [line items]
Number of securities | instrument	57,981	89,398	89,398
Equity component before deferred taxes	€ 196	€ 303	€ 303
Debt component	822	1,234	1,212
Accrued interest	4	7	7
Paid interest	€ 27	€ 27	€ 30